Convertible notes (Tables)	6 Months Ended
Sep. 30, 2017
Convertible notes
Schedule of the Notes, net

	March 31,	September 30,
	2017	2017	2017
	RMB	RMB	US$

Principal amount of the KKR Notes	449,608	—	—
Principal amount of the GM Notes	345,852	—	—
Cumulative interest payable	236,389	—	—
Less: Unamortized debt issuance costs	(695)	—	—

Total convertible notes, net	1,031,154	—	—

Schedule of interest relating to the Notes

	Three months ended September 30,			Six months ended September 30,
	2016	2017	2017	2016	2017	2017
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	16,343	—	—	31,905	1,454	219
GM Notes interest incurred	11,846	—	—	23,320	1,113	167
Amortization of debt issuance costs	986	—	—	1,941	690	104

Total interest expense	29,175	—	—	57,166	3,257	490